Annual Total Returns (Bar Chart) (Invesco Basic Value Fund, Class Institutional, Invesco Basic Value Fund)	12 Months Ended
May 02, 2011
Invesco Basic Value Fund | Class Institutional, Invesco Basic Value Fund
Annual Total Returns
'03	34.67%
'04	11.50%
'05	6.04%
'06	13.64%
'07	1.42%
'08	(51.63%)
'09	52.58%
'10	7.45%